Note 7 – Rent Obligation (Details) - Rent Obligation - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Rent Obligation [Abstract]
2015	$ 9,250
2016	38,000	$ 38,000
2017	39,000	39,000
2018	$ 3,600	$ 3,000